Stock Compensation Plans and Other Compensation Arrangements (Details 2) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock Option Activity
Shares under option - exercised		(200,000)
Shares under option - outstanding at period end	300,000	100,000	300,000
Stock Options, Vested and Expected to Vest at Period End
Total intrinsic value of stock options exercised		$ 18	$ 94	$ 118
Aggregate intrinsic value - outstanding at period end	$ 28	$ 20	$ 28	$ 101
Stock options
Share-based Compensation by Share-based Payment Award
Stock options, issued	0	0